Equity (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Share Capital
a.	Share capital
Ordinary shares

	$		$
	December 31
	2023		2024

Numbers of shares authorized (in thousands)		5,500,000		5,500,000

Numbers of shares reserved (in thousands)
Employee share options		400,000		400,000

Number of shares issued and fully paid (in thousands)		4,385,465		4,415,251

	$	$		$
	December 31
	2023	2024
	NT$	NT$		US$ (Note 4)

Share capital authorized	$55,000,000		$55,000,000		$1,677,341

Share capital reserved
Employee share options	$4,000,000		$4,000,000		$121,988

Summary of Capital Surplus
b.	Capital surplus

	$	$		$
	December 31
	2023	2024
	NT$	NT$		US$ (Note 4)
May be used to offset a deficit, distributed as cash dividends, or transferred to share capital (1)

Issuance of ordinary shares	$15,737,752		$16,519,296		$503,791
Merger by share exchange	117,693,658		117,693,658		3,589,316
Difference between consideration and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	3,240,987		3,240,987		98,841
Exercised employee share options	3,503,786		3,706,398		113,034
Treasury share transactions	679,791		1,059,253		32,304
Donation from shareholders	471,894		471,894		14,391
Expired share options	646,773		647,094		19,735

	141,974,641		143,338,580		4,371,412

	$	$		$
	December 31
	2023	2024
	NT$	NT$		US$ (Note 4)

May be used to offset a deficit only

Changes in percentage of ownership interest in subsidiaries (2)	$208,310		$40,151		$1,224
Share of changes in capital surplus of associates accounted for using the equity method	21,584		26,029		794
Dividends that the claim period has elapsed and unclaimed by shareholders	6,130		6,198		189
Exercised disgorgement	326		326		10

	236,350		72,704		2,217

May not be used for any purpose

Employee share options	1,904,176		3,325,062		101,405
Employee restricted stock awards	(49,650)		1,861,744		56,778
Others (3)	207,109		119,172		3,634

	2,061,635		5,305,978		161,817

	$144,272,626		$148,717,262		$4,535,446

1)
Such capital surplus may be used to offset a deficit; in addition, when the Company has no deficit, such capital surplus may be distributed as cash dividends or transferred to share capital (limited to a certain percentage of the Company’s capital surplus and once a year).

2)
Such capital surplus arises from the effects of changes in ownership interests in subsidiaries resulting from equity transactions other than actual disposals or acquisitions, or from changes in capital surplus of subsidiaries accounted for using the equity method.

3)
Such capital surplus represents the excess of the carrying amount of related accounts over the par value due to employee share options exercised and the Company has not completed registration formalities.

Disclosure of Detailed Information About Appropriation of Retained Earnings Explanatory
The appropriation of earnings for 2022 and 2023 were as follows:

	Appropriation of Earnings		Dividends Per Share
	For Year 2022	For Year 2023	For Year 2022	For Year 2023
	NT$	NT$	NT$	NT$
			(in dollars)	(in dollars)

Legal reserve	$6,001,564	$3,232,866

Special reserve (reversed)	$(6,845,501)	$(167,613)

Cash dividends	$38,482,083	$22,838,947	$ 8.8	$ 5.2

Summary of Unrealized Gain (Loss) on Financial Assets at FVTOCI
2)	Unrealized gain (loss) on financial assets at FVTOCI

	$	$	$		$
	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$		US$ (Note 4)

Balance at January 1	$4,190,361	$1,275,505		$3,549,648		$108,254

Unrealized gain (loss) recognized for the year
Debt instruments	(16,746)	(22,599)		(14,830)		(452)
Equity instruments	(8,360)	(77,496)		(18,871)		(576)
Share from associates and joint ventures accounted for using the equity method	(2,928,173)	2,447,656		155,784		4,751

Other comprehensive income for the year	(2,953,279)	2,347,561		122,083		3,723

Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal	190,500	230,940		72,049		2,197
Cumulative unrealized gain transferred to retained earnings due to disposal of equity instruments in relation to associates and joint venture accounted for using the equity method	(152,077)	(304,358)		(13,221)		(403)

Balance at December 31	$1,275,505	$3,549,648		$3,730,559		$113,771

Schedule of detailed information about hedges of net investments of foreign operations
3)	Gain (loss) on hedging instruments – hedges of net investments of foreign operations

	$	$	$		$
	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$		US$ (Note 4)

Balance at January 1	$121,833	$520,281		$277,441		$8,461
Recognized for the year
Foreign currency risk - loans denominated in foreign currency	398,448	(242,840)		438,262		13,366

Balance at December 31	$520,281	$277,441		$715,703		$21,827

Summary of Unearned Employee Compensation
4)	Unearned employee benefit
In August 2021 and June 2024, the shareholders’ meeting resolved to issue restricted stock awards to employees. Refer to Note 28 for the information.

	$	$	$		$
	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$		US$ (Note 4)

Balance at January 1	$(1,164,991)	$(432,847)		$-		$-
Issuance of shares	-	-		(1,954,312)		(59,600)
Share-based payment expenses	728,748	11,840		395,487		12,061
Valuation adjustments	3,396	421,007		(72,432)		(2,209)

Balance at December 31	$(432,847)	$-		$(1,631,257)		$(49,748)

Summary of Shares Held By Subsidiaries
The Company’s shares held by its subsidiaries at each balance sheet date were as follows:

	$	$	$	$	$
	Shares Held by Subsidiaries	Carrying Amount	Carrying Amount	Fair Value	Fair Value
	(in thousand shares)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2023

ASE	67,452	$1,762,430		$9,106,036
ASE Test, Inc.	5,489	196,677		741,067

	72,941	$1,959,107		$9,847,103

	$	$	$	$	$
	Shares Held by Subsidiaries	Carrying Amount	Carrying Amount	Fair Value	Fair Value
	(in thousand shares)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2024

ASE	67,452	$1,762,430	$53,749	$10,927,243	$333,249
ASE Test, Inc.	5,489	196,677	5,998	889,281	27,121

	72,941	$1,959,107	$59,747	$11,816,524	$360,370

Summary of Non-controlling Interests
f.	Non-controlling interests

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$14,544,415	$18,608,124	$20,270,547	$618,193
Share of profit for the year	3,116,549	1,849,952	1,437,974	43,854
Other comprehensive income (loss) for the year
Exchange difference on translating foreign operations	344,780	(47,301)	687,077	20,954
Unrealized gain (loss) on equity instruments at FVTOCI	(44,852)	26,560	6,599	201
Gain (loss) from hedging	110,781	(69,189)	124,336	3,792
Remeasurement on defined benefit plans	51,582	(15,876)	3,270	100
Share in other comprehensive loss from associates accounted for using the equity method	(35,142)	(7,514)	(7,157)	(218)
Repurchase of outstanding shares by subsidiaries (Note 31)	(312,775)	-	(270,291)	(8,243)
Disposal of subsidiary	-	(295,895)	-	-
Non-controlling interest arising from capital increase of subsidiaries	-	427,913	177,487	5,413

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

The Group’s subscription for subsidiaries’ capital increase at a percentage different from its existing ownership (Note 31)	$-	$-	$69,141	$2,108
Cash dividends distributed to non-controlling interests	(575,089)	(912,261)	(593,390)	(18,097)
Non-controlling interest relating to outstanding vested employee share options granted by subsidiaries	315,871	293,740	238,183	7,264
Equity component of convertible bonds issued by subsidiaries	1,092,004	412,294	100,885	3,077

Balance at December 31	$18,608,124	$20,270,547	$22,244,661	$678,398

Exchange differences on translating foreign operations [member]
Statement [LineItems]
Summary of Other Reserves
1)	Exchange differences on translating foreign operations

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$(15,393,646)	$(5,529,388)	$(7,034,629)	$(214,536)
Recognized for the year
Exchange differences arising on translating foreign operations	9,981,949	(1,488,920)	12,101,346	369,056

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Share from associates and joint ventures accounted for using the equity method	$(117,691)	$(16,321)	$(15,711)	$(479)

Balance at December 31	$(5,529,388)	$(7,034,629)	$5,051,006	$154,041